Schedule of Contract Assets and Liabilities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue recognized in excess of amounts paid or payable (contracts receivable) to the company on uncompleted contracts (contract asset), excluding retainage
Retainage included in contract assets due to being conditional on something other than solely passage of time	60,932
Total contract assets	60,932
Payments received or receivable (contracts receivable) in excess of revenue recognized on uncompleted contracts (contract liability), excluding retainage
Retainage included in contract liabilities due to being conditional on something other than solely passage of time	60,932
Total contact liabilities	$ 60,932